Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued loan commitment fee		$ 138,000
Accrued business expense reimbursement		12,423	34,781
Interest payable		42,333
Taxes payable		53,456	176,316
Others	$ 96,600	34,851	17,703
Total	$ 171,836	$ 281,063	$ 228,800